Earnings per Share (details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Earnings per Share disclosure
Net income	$ 683	$ 925	$ 1,735	$ 1,821
Participating share-based awards - allocated income	(5)	(7)	(12)	(14)
Net income available to common shareholders -- basic	678	918	1,723	1,807
Net income available to common shareholders -- diluted	$ 678	$ 918	$ 1,723	$ 1,807
Weighted average shares outstanding, basic	343.0	375.9	346.9	376.8
Weighted average effects of dilutive securities, stock options and performance shares (in shares)	3.7	4.0	3.6	4.0
Weighted average shares outstanding, diluted	346.7	379.9	350.5	380.8
Net income per common share, basic	$ 1.98	$ 2.44	$ 4.97	$ 4.80
Net income per common share, diluted	$ 1.95	$ 2.41	$ 4.91	$ 4.75